Brazilian accounts receivable securitization program	12 Months Ended
Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Brazilian accounts receivable securitization program	Brazilian accounts receivable securitization program
Koin employs securitization programs to monetize a portion of its loans receivable. These programs involve transferring select loan assets to a special purpose vehicle (SPV), which then issues various forms of interests in those assets to investors. Koin receives cash proceeds and/or other interests in the SPV in exchange for the transferred assets.
As of December 31, 2022, we had a securitization program in place structured to securitize a portion of our loans receivable related to our Koin solution. In this securitization transaction, assets from our balance sheet were transferred to a special purpose vehicle (SPV) we established, which met the definition of a variable interest entity (VIE). The SPV issued various forms of interests in those assets to investors. We received cash proceeds and/or other interests in the securitization SPV for the assets we transferred.
The SPV was a VIE because its total equity investment at risk was not sufficient to permit it to finance its activities without additional subordinated financial support from investors or via the collections from loans receivable purchased. We were considered the primary beneficiary of the SPV since we had the ability to direct the activities of the VIE that most significantly impacted the entity's economic performance and the obligation to absorb losses and the right to receive benefits that were potentially significant to the VIE.
Our continuing involvement in the securitization transaction consisted primarily of holding certain retained interests and acting as the primary servicer for which we earned a servicing fee. We consolidated the assets, liabilities, and related results of the SPV in our consolidated financial statements. Any activity between the participating subsidiary and the SPV was eliminated in consolidation. The assets of the consolidated SPV primarily consisted of cash and cash equivalents and loans receivable, which we reported on our consolidated balance sheet as restricted cash and cash equivalents and securitized loans receivable, respectively. The assets of the SPV were the primary source of funds to settle its obligations. The third-party creditors of the SPV had legal recourse only to the assets securing the debt and did not have recourse to our company. The liabilities primarily consisted of debt securities issued by the SPV, which we reported on our consolidated balance sheet as securitized debt obligations. Additionally, the cash flows generated by the SPV were restricted to the payment of amounts due to third-party investors, but we retained the right to residual cash flows.
This first securitization program ended on October 27, 2023, with the full payment of all due interests and principal amounts by the VIE to the senior investors and with the return of the residual cash flows and loans receivable to Koin.
In January 2023, we launched a second securitization program, this time through a 'K-FIDC' structure, to serve as the successor to the first facility that had reached the end of its revolving period by the end of December 2022. We evaluated the SPV and concluded that it was a VIE, following the same reasoning as for the first facility. We are the primary beneficiary of the SPV since we have the ability to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses and the right to receive benefits that are potentially significant to the VIE.
Our continuing involvement in the securitization transaction consists primarily of holding certain retained interests and acting as the primary servicer for which we earn a servicing fee. We consolidate the assets, liabilities and related results of the SPV in our consolidated financial statements.

The following table summarizes the collateralized debt as of December 31, 2023:

SPV	Collateralized debt	Interest rate	Currency	Maturity
Koin K-FIDC - Current	$7,534	CDI +5.25% (*)	Brazilian Reais	December, 2024
Total	$7,534

(*) As of December 31, 2023, CDI equals 11.65%

The assets and liabilities of the SPV included in our consolidated financial statements as of December 31, 2023 and 2022 are as follows:

Vert-Koin:

	As of December 31, 2023	As of December 31, 2022
Restricted cash and cash equivalents	$—	$1,492
Loans receivable	—	3,963
Allowance for credit losses	—	(550)
Total current assets	$—	$4,905
Loans receivable, net	$—	$—
Total non-current assets	$—	$—
Total assets	$—	$4,905

	As of December 31, 2023	As of December 31, 2022
Accounts payable	$—	$2
Collateralized debt	—	2,314
Other payables	—	1
Total current liabilities	$—	$2,317
Collateralized debt	—	2,231
Total non-current liabilities	$—	$2,231
Total liabilities	$—	$4,548

K-FDIC:

	As of December 31, 2023	As of December 31, 2022
Restricted cash and cash equivalents	$4,108	$—
Loans receivable	10,702	—
Allowance for credit losses	(1,718)	—
Other receivables and prepaid expenses	749	—
Total current assets	13,841	—
Total assets	$13,841	$—

	As of December 31, 2023	As of December 31, 2022
Accounts payable	$15	$—
Collateralized debt	7,533	—
Total current liabilities	$7,548	$—
Total liabilities	$7,548	$—